HELD FOR SALE - Assets and Liabilities Classified as Held for Sale (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Investment properties	$ 58,651	$ 62,078	$ 82,915
Property, plant and equipment	5,694	5,484
Accounts receivable and other assets	1,916	2,081
Total assets	98,885	102,591
Debt obligations	47,993	51,499	68,712
Accounts payable and other liabilities	5,885	5,895
Total liabilities	58,683	64,342
Held for sale
Disclosure of financial assets [line items]
Investment properties	1,934	2,920
Property, plant and equipment	81	45
Accounts receivable and other assets	75	135
Total assets	2,090	3,100	$ 1,852
Debt obligations	0	816
Accounts payable and other liabilities	53	82
Total liabilities	$ 53	$ 898